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                      PUTNAM CAPITAL MANAGER LIFE SERIES I
                              SEPARATE ACCOUNT FIVE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

     SUPPLEMENT DATED NOVEMBER 27, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective November 26, 2002, in the table under "Hartford Ratings" in the "About Us" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:

-------------------------------------------------------------------------------------------------------------------
                                     EFFECTIVE DATE
        RATINGS AGENCY                  OF RATING                    RATING                  BASIS OF RATING
-------------------------------------------------------------------------------------------------------------------
      Standard & Poor's                 11/26/02                      AA -                 Financial Security
                                                                                             Characteristics
-------------------------------------------------------------------------------------------------------------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4519
33-83652